Long-Term Debt - Schedule of Long Term Debt (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2015
Total Long-term debt	$ 300,000		$ 300,000	$ 900,000	$ 600,000
Less: current maturities	$ (300,000)	$ (300,000)	(300,000)	(900,000)
Long-Tem Debt
Note Payable One [Member]
Total Long-term debt			300,000	300,000
Note Payable Two [Member]
Total Long-term debt				$ 600,000